Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of Contractual Obligations

The contractual obligations schedule set forth below summarizes our contractual obligations as of December 31, 2017.

	2018	2019	2020	2021	2022	Thereafter	Total
	(in thousands)
Secured term loan facilities and revolving credit facilities	83,352	70,600	128,725	60,600	302,461	126,452	772,190
7.75% senior unsecured bond issue	—	—	—	100,000	—	—	100,000
Office operating leases	1,134	1,558	1,345	1,192	115	—	5,344

Total contractual obligations	$84,486	$72,158	$130,070	$161,792	$302,576	$126,452	$877,534